Shareholders' Equity (Details) - Schedule of status of the 2011 share incentive plan - Common Stock [Member] - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) - Schedule of status of the 2011 share incentive plan [Line Items]
Number of options, outstanding at beginning of year (in Shares)		266,500	352,000	674,200
Weighted average exercise price, options exercisable at beginning of year		$ 0.003	$ 0.23	$ 1.46
Number of options, granted (in Shares)	[1]	172,000	64,000	156,000
Weighted average exercise price, options granted	[1]	$ 0.003	$ 0.003	$ 0.003
Number of options, exercised (in Shares)		(71,500)	(89,500)	(108,200)
Weighted average exercise price, options exercised		$ 0.003	$ 0.003	$ 0.003
Number of options, forfeited (in Shares)		(96,500)	(56,000)	(90,000)
Weighted average exercise price, options forfeited		$ 0.003	$ 1.233	$ 0.003
Number of options, expired (in Shares)		(1,000)	(4,000)	(280,000)
Weighted average exercise price, options expired		$ 0.003	$ 2.688	$ 2.947
Number of options, outstanding at end of year (in Shares)		269,500	266,500	352,000
Weighted average exercise price, options exercisable at end of year		$ 0.003	$ 0.003	$ 0.23
Number of options, exercisable at end of year (in Shares)		30,000	23,000	34,000
Weighted average exercise price, options exercisable at end of year		$ 0.003	$ 0.003	$ 1.49
Weighted average grant date fair value of options granted during the year	[2]	$ 1.79	$ 1.32	$ 1.31

[1]	In the years ended December 31, 2021 and 2020 and 2019, the options were granted with an exercise price equal to par value of NIS 0.01 ($0.003).
[2]	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option pricing model with the following assumptions: